Investments in and Advances to Unconsolidated Joint Ventures (Tables)	3 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of summarized financial information of unconsolidated joint ventures

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Revenues	$26,620	$41,957
Cost of sales and expenses	27,484	39,816
Net income (loss) of unconsolidated joint ventures	$(864)	$2,141
Equity in net income (loss) of unconsolidated joint ventures reflected in the accompanying consolidated statements of operations	$306	$(7)

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Cash and cash equivalents	$41,314	$33,683
Restricted cash	6,072	8,374
Real estate inventories	403,651	386,487
Other assets	2,079	1,664
Total assets	$453,116	$430,208

Accounts payable and accrued liabilities	$33,275	$28,706
Notes payable	108,829	97,664
Total liabilities	142,104	126,370
The New Home Company's equity	48,090	46,857
Other partners' equity	262,922	256,981
Total equity	311,012	303,838
Total liabilities and equity	$453,116	$430,208
Debt-to-capitalization ratio	25.9%	24.3%
Debt-to-equity ratio	35.0%	32.1%
The condensed combined statements of operations for our unconsolidated joint ventures accounted for under the equity method are as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Revenues	$233,219	$409,881	$271,385
Cost of sales and expenses	207,028	344,687	230,211
Net income of unconsolidated joint ventures	$26,191	$65,194	$41,174
Equity in net income of unconsolidated joint ventures reflected in the accompanying consolidated statements of operations	$7,691	$13,767	$8,443
The condensed combined balance sheets for our unconsolidated joint ventures accounted for under the equity method are as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
Cash and cash equivalents	$33,683	$53,936
Restricted cash	8,374	12,279
Real estate inventories	386,487	415,730
Other assets	1,664	3,972
Total assets	$430,208	$485,917

Accounts payable and accrued liabilities	$28,706	$57,813
Notes payable	97,664	94,890
Total liabilities	126,370	152,703
The New Home Company's equity	46,857	60,572
Other partners' equity	256,981	272,642
Total equity	303,838	333,214
Total liabilities and equity	$430,208	$485,917
Debt-to-capitalization ratio	24.3%	22.2%
Debt-to-equity ratio	32.1%	28.5%